Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Non-current trade receivables	$ 0	$ 0
Non-current other financial receivables	355	234
Non-current other receivables	380	470
Non-current prepayment of tolling charges to jointly controlled entities	94	113
Non-current pension surpluses (note 28)	405	466
Non-current other prepayments	163	376
Total non-current	1,397	1,659
Current trade receivables	2,344	2,461
Current other financial receivables	643	548
Current other receivables	429	347
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses (note 28)	0	0
Current other prepayments	825	589
Total current	4,241	3,945
Trade receivables	2,344	2,461
Other financial receivables	998	782
Other receivables	809	817
Prepayment of tolling charges to jointly controlled entities	94	113
Pension surpluses (note 28)	405	466
Other prepayments	988	965
Total	5,638	5,604
Amount held in trust fund	333	349
- accumulated impairment | Trade and other financial receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (72)	$ (82)